DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 6) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Derivatives
Total current derivative assets	383	486
Total long-term derivative assets	408	562
Total current derivative liabilities	(1,075)	(880)
Total long-term derivative liabilities	(763)	(557)
Total net financial asset/(liability)	(1,047)	(389)
Foreign exchange contracts
Fair Value of Derivatives
Total current derivative assets	230	334
Total long-term derivative assets	315	297
Total current derivative liabilities	(105)	(279)
Total long-term derivative liabilities	(69)	(91)
Total net financial asset/(liability)	371	261
Interest rate contracts
Fair Value of Derivatives
Total current derivative assets	16	8
Total long-term derivative assets	30	22
Total current derivative liabilities	(673)	(481)
Total long-term derivative liabilities	(305)	(432)
Total net financial asset/(liability)	(932)	(883)
Commodity contracts
Fair Value of Derivatives
Total current derivative assets	128	134
Total long-term derivative assets	60	238
Total current derivative liabilities	(297)	(120)
Total long-term derivative liabilities	(389)	(34)
Total net financial asset/(liability)	(498)	218
Other contracts
Fair Value of Derivatives
Total current derivative assets	9	10
Total long-term derivative assets	3	5
Total net financial asset/(liability)	12	15
Total Gross Derivative Instruments
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	402	509
Long-term derivative assets, Total Gross Derivative Instruments	416	580
Current derivative liabilities, Total Gross Derivative Instruments	(1,094)	(903)
Long-term derivative liabilities, Total Gross Derivative Instruments	(771)	(575)
Total net financial asset/(liability)	(1,047)	(389)
Total Gross Derivative Instruments | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	230	334
Long-term derivative assets, Total Gross Derivative Instruments	315	297
Current derivative liabilities, Total Gross Derivative Instruments	(105)	(279)
Long-term derivative liabilities, Total Gross Derivative Instruments	(69)	(91)
Total net financial asset/(liability)	371	261
Total Gross Derivative Instruments | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	18	12
Long-term derivative assets, Total Gross Derivative Instruments	33	25
Current derivative liabilities, Total Gross Derivative Instruments	(675)	(485)
Long-term derivative liabilities, Total Gross Derivative Instruments	(308)	(435)
Total net financial asset/(liability)	(932)	(883)
Total Gross Derivative Instruments | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	145	153
Long-term derivative assets, Total Gross Derivative Instruments	65	253
Current derivative liabilities, Total Gross Derivative Instruments	(314)	(139)
Long-term derivative liabilities, Total Gross Derivative Instruments	(394)	(49)
Total net financial asset/(liability)	(498)	218
Total Gross Derivative Instruments | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	9	10
Long-term derivative assets, Total Gross Derivative Instruments	3	5
Total net financial asset/(liability)	12	15
Level 1
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	3	1
Current derivative liabilities, Total Gross Derivative Instruments	(9)
Total net financial asset/(liability)	(6)	1
Level 1 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	3	1
Current derivative liabilities, Total Gross Derivative Instruments	(9)
Total net financial asset/(liability)	(6)	1
Level 2
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	281	422
Long-term derivative assets, Total Gross Derivative Instruments	407	535
Current derivative liabilities, Total Gross Derivative Instruments	(1,009)	(823)
Long-term derivative liabilities, Total Gross Derivative Instruments	(696)	(556)
Total net financial asset/(liability)	(1,017)	(422)
Level 2 | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	230	334
Long-term derivative assets, Total Gross Derivative Instruments	315	297
Current derivative liabilities, Total Gross Derivative Instruments	(105)	(279)
Long-term derivative liabilities, Total Gross Derivative Instruments	(69)	(91)
Total net financial asset/(liability)	371	261
Level 2 | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	18	12
Long-term derivative assets, Total Gross Derivative Instruments	33	25
Current derivative liabilities, Total Gross Derivative Instruments	(675)	(485)
Long-term derivative liabilities, Total Gross Derivative Instruments	(308)	(435)
Total net financial asset/(liability)	(932)	(883)
Level 2 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	24	66
Long-term derivative assets, Total Gross Derivative Instruments	56	208
Current derivative liabilities, Total Gross Derivative Instruments	(229)	(59)
Long-term derivative liabilities, Total Gross Derivative Instruments	(319)	(30)
Total net financial asset/(liability)	(468)	185
Level 2 | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	9	10
Long-term derivative assets, Total Gross Derivative Instruments	3	5
Total net financial asset/(liability)	12	15
Level 3
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	118	86
Long-term derivative assets, Total Gross Derivative Instruments	9	45
Current derivative liabilities, Total Gross Derivative Instruments	(76)	(80)
Long-term derivative liabilities, Total Gross Derivative Instruments	(75)	(19)
Total net financial asset/(liability)	(24)	32
Level 3 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	118	86
Long-term derivative assets, Total Gross Derivative Instruments	9	45
Current derivative liabilities, Total Gross Derivative Instruments	(76)	(80)
Long-term derivative liabilities, Total Gross Derivative Instruments	(75)	(19)
Total net financial asset/(liability)	(24)	32
Effects of Netting
Fair Value of Derivatives
Current derivative assets, Effects of Netting	(19)	(23)
Long-term derivative assets, Effects of Netting	(8)	(18)
Current derivative liabilities, Effects of Netting	19	23
Long-term derivative liabilities, Effects of Netting	8	18
Effects of Netting | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Effects of Netting	(2)	(4)
Long-term derivative assets, Effects of Netting	(3)	(3)
Current derivative liabilities, Effects of Netting	2	4
Long-term derivative liabilities, Effects of Netting	3	3
Effects of Netting | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Effects of Netting	(17)	(19)
Long-term derivative assets, Effects of Netting	(5)	(15)
Current derivative liabilities, Effects of Netting	17	19
Long-term derivative liabilities, Effects of Netting	5	15